Nov. 01, 2018
Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2018

HC Capital Trust

The date of this Supplement is January 2, 2019

The Institutional Growth Equity Portfolio (the “Portfolio”): The following material supplements the Prospectus to include updated fee table and expense example information in connection with the implementation of certain strategies for the Portfolio as set forth in the supplement below dated December 12, 2018.

1. The following replaces the Portfolio’s “Annual Operating Expenses” table and accompanying “Example” table under the “Example” paragraph in the “Fees and Expenses” section on page 22 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.16%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.48%

1 Year	$49
3 Years	$154
5 Years	$269
10 Years	$604

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2018

HC Capital Trust

The date of this Supplement is January 2, 2019

The Institutional Growth Equity Portfolio (the “Portfolio”): The following material supplements the Prospectus to include updated fee table and expense example information in connection with the implementation of certain strategies for the Portfolio as set forth in the supplement below dated December 12, 2018.

1. The following replaces the Portfolio’s “Annual Operating Expenses” table and accompanying “Example” table under the “Example” paragraph in the “Fees and Expenses” section on page 21 of the Prospectus:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.16%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.23%

1 Year	$24
3 Years	$74
5 Years	$130
10 Years	$293